Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 14,807	$ 18,735	$ 17,083	$ 23,248	$ 18,489	$ 14,928
Accounts receivable, net	180,688	164,929		165,963
Other current assets	28,009	29,008		27,822
Total current assets	223,504	212,672		217,033
Equipment and fixtures, net and other asset	113,133	112,267		106,243
Goodwill and intangible assets, net	320,665	279,089		293,420
Total assets	657,302	604,028		616,696
Liabilities and Stockholders' Equity
Current liabilities	143,221	116,185		120,594
Long-term liabilities	305,770	277,947		282,658
Total shareholders' equity (deficit)	208,311	209,896		213,444	259,718	303,411
Total liabilities and stockholders' equity	657,302	604,028		616,696
Parent
Assets
Cash and cash equivalents	6	6	6	6	6	126
Intercompany receivable		32,391		22,788
Other current assets	4,438	3,587		2,614
Total current assets	36,835	35,984		25,408
Equipment and fixtures, net and other asset	1,727	2,254		4,107
Investment in subsidiaries	456,967	450,176		431,363
Total assets	495,529	488,414		460,878
Liabilities and Stockholders' Equity
Current liabilities	13,815	5,948		6,025
Intercompany payable		41,786		2,397
Long-term liabilities	252,720	230,784		239,012
Total shareholders' equity (deficit)	208,311	209,896		213,444
Total liabilities and stockholders' equity	495,529	488,414		460,878
Guarantor subsidiaries
Assets
Cash and cash equivalents	2,821	9,976	6,526	11,143	2,431	3,195
Accounts receivable, net	147,343	146,078		141,579
Intercompany receivable		125,083		94,203
Other current assets	11,193	14,878		17,510
Total current assets	308,549	296,015		264,435
Equipment and fixtures, net and other asset	47,062	48,018		51,356
Investment in subsidiaries	134,288	74,784		74,284
Goodwill and intangible assets, net	167,370	169,792		181,750
Total assets	657,269	588,609		571,825
Liabilities and Stockholders' Equity
Current liabilities	42,551	43,510		51,092
Intercompany payable		128,645		111,763
Long-term liabilities	31,136	31,915		33,757
Total shareholders' equity (deficit)	447,085	384,539		375,213
Total liabilities and stockholders' equity	657,269	588,609		571,825
Non-Guarantor subsidiaries
Assets
Cash and cash equivalents	11,980	8,753	10,551	12,099	16,052	11,607
Accounts receivable, net	33,345	18,851		24,384
Intercompany receivable		96,406		89,121
Other current assets	12,378	10,543		7,698
Total current assets	161,958	134,553		133,302
Equipment and fixtures, net and other asset	64,344	61,995		50,780
Investment in subsidiaries	17	16		17
Goodwill and intangible assets, net	153,295	109,297		111,670
Total assets	379,614	305,861		295,769
Liabilities and Stockholders' Equity
Current liabilities	86,855	66,727		63,477
Intercompany payable		83,449		91,952
Long-term liabilities	21,914	15,248		9,889
Total shareholders' equity (deficit)	144,187	140,437		130,451
Total liabilities and stockholders' equity	379,614	305,861		295,769
Elimination
Assets
Intercompany receivable		(253,880)		(206,112)
Total current assets	(283,838)	(253,880)		(206,112)
Investment in subsidiaries	(591,272)	(524,976)		(505,664)
Total assets	(875,110)	(778,856)		(711,776)
Liabilities and Stockholders' Equity
Intercompany payable		(253,880)		(206,112)
Total shareholders' equity (deficit)	(591,272)	(524,976)		(505,664)
Total liabilities and stockholders' equity	$ (875,110)	$ (778,856)		$ (711,776)